Performance Management	May 31, 2026
Angel Oak Multi-Strategy Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Class A shares of the Fund from year-to-year. The table below shows how the average annual total returns of the Fund’s Class A, Class C, and Institutional Class shares compare over time to those of a broad-based securities market index.
The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns for Class A Shares(for years ended December 31st)
Bar Chart Closing [Text Block]
Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
The calendar year-to-date total return as of March 31, 2026 for the Fund’s Class A shares was 0.94%. During the periods shown in the chart, the highest quarterly return was 7.25% (for the quarter ended June 30, 2020) and the lowest quarterly return was -12.68% (for the quarter ended March 31, 2020).
Performance Table Heading	Angel Oak Multi-Strategy Income Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, and taxes)
Performance Table Closing [Text Block]
NOTE: Class A shares commenced operations on June 28, 2011 as part of the Predecessor Multi-Strategy Income Fund and Institutional Class shares commenced operations on August 16, 2012 as part of the Predecessor Multi-Strategy Income Fund.
[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only, and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.angeloakcapital.com
Performance Availability Phone [Text]	(855) 751-4324
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Class A
Prospectus [Line Items]
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.94%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Angel Oak UltraShort Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Class shares of the Fund from year-to-year. The table below shows how the average annual total returns of the Fund’s Class A, Class A1, and Institutional Class compare over time to those of three indexes. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Short Treasury 9-12 Months Index and the Bloomberg Short Term Government/Corporate Index are the Fund’s additional indexes and are more representative of the Fund’s investment universe than the regulatory index.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg Short Treasury 9-12 Months Index and the Bloomberg Short Term Government/Corporate Index are the Fund’s additional indexes and are more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns for Institutional Class Shares(for years ended December 31st)
Bar Chart Closing [Text Block]
The calendar year-to-date total return as of March 31, 2026 for the Fund’s Institutional Class shares was 0.86%. During the period shown in the chart, the highest quarterly return was 4.11% (for the quarter ended June 30, 2020) and the lowest quarterly return was -3.72% (for the quarter ended March 31, 2020).

Performance Table Heading	Angel Oak UltraShort Income Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.angeloakcapital.com
Performance Availability Phone [Text]	(855) 751-4324
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.86%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	4.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Angel Oak Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns (for years ended December 31st)
Bar Chart Closing [Text Block]
The calendar year-to-date total return as of March 31, 2026 was 0.91%. During the periods shown in the chart, the highest quarterly return was 4.33% (for the quarter ended September 30, 2024) and the lowest quarterly return was -0.76% (for the quarter ended December 31, 2024).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.91%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	4.33%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.76%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Angel Oak Income ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.angeloakcapital.com
Performance Availability Phone [Text]	(855) 751-4324
Angel Oak UltraShort Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual total returns compare over time to those of three indexes. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Short Term Government/Corporate Index and the Bloomberg US Treasury Bills Index are the Fund’s additional indexes and are more representative of the Fund’s investment universe than the regulatory index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg Short Term Government/Corporate Index and the Bloomberg US Treasury Bills Index are the Fund’s additional indexes and are more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (for years ended December 31st)
Bar Chart Closing [Text Block]
The calendar year-to-date total return as of March 31, 2026 was 0.90%. During the periods shown in the chart, the highest quarterly return was 2.04% (for the quarter ended December 31, 2023) and the lowest quarterly return was 1.07% (for the quarter ended June 30, 2023).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.90%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	1.07%
Lowest Quarterly Return, Date	Jun. 30, 2023
Performance Table Heading	Angel Oak UltraShort Income ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.angeloakcapital.com
Performance Availability Phone [Text]	(855) 751-4324
Angel Oak High Yield Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the average annual total returns of the Fund compare over time to those of two indexes. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Bloomberg US Corporate High Yield Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Past performance may have been different if the Fund’s current fee structure had been in place during the periods. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
The Fund is the successor to the investment performance of the Predecessor High Yield Fund as a result of the reorganization of the Predecessor High Yield Fund into the Fund on February 16, 2024. The Predecessor High Yield Fund, in turn, is the successor to the investment performance of the Rainier High Yield Fund as a result of the reorganization of the Rainier High Yield Fund into the Predecessor High Yield Fund on April 15, 2016. Accordingly, the performance information shown below for periods prior to April 15, 2016 is that of the Rainer High Yield Fund’s Institutional Shares, and the performance information following such date until February 16, 2024 is that of the Predecessor High Yield Fund’s Institutional Shares.
On December 31, 2022, changes were made to the Predecessor High Yield Fund’s investment strategies. As a result, the Predecessor High Yield Fund’s performance during periods prior to this date may have differed had the Predecessor High Yield Fund’s investment policies and strategies in effect prior to the reorganization been in place at those times. Additionally, the Predecessor High Yield Fund’s performance may have differed had it been structured as an ETF. The Fund has the same investment objectives, policies and strategies as the Predecessor High Yield Fund has had since December 31, 2022.
Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31.
Performance Additional Market Index [Text]	The Bloomberg US Corporate High Yield Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns(for years ended December 31st)
Bar Chart Closing [Text Block]
The calendar year-to-date total return as of March 31, 2026 was -0.15%. During the periods shown in the chart, the highest quarterly return was 11.57% (for the quarter ended June 30, 2020) and the lowest quarterly return was -15.13% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.15%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Angel Oak High Yield Opportunities ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.angeloakcapital.com
Performance Availability Phone [Text]	(855) 751-4324
Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the average annual total returns of the Fund compare over time to those of two indexes. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Bloomberg US Mortgage-Backed Securities Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
The Fund is the successor to the investment performance of the Predecessor Total Return Fund as a result of the reorganization of the Predecessor Total Return Fund into the Fund on February 16, 2024. Accordingly, the performance information shown below for periods prior to such date is that of the Predecessor Total Return Fund’s Institutional Shares.
On December 31, 2022, changes were made to the Predecessor Total Return Fund’s investment strategies. As a result, the Predecessor Total Return Fund’s performance during periods prior to this date may have differed had the Predecessor Total Return Fund’s current investment policies and strategies been in place at those times or had it been structured as an ETF. The Fund has a higher management fee than the Predecessor Total Return Fund, and consequently, the performance of the Predecessor Total Return Fund would have been lower if the higher fee had been in effect.
Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31.
Performance Additional Market Index [Text]	The Bloomberg US Mortgage-Backed Securities Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns(for years ended December 31st)
Bar Chart Closing [Text Block]	The calendar year-to-date total return as of March 31, 2026 was 0.74%. During the period shown in the chart, the highest quarterly return was 6.25% (for the quarter ended December 31, 2023) and the lowest quarterly return was -4.42% (for the quarter ended June 30, 2022).
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.74%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Angel Oak Mortgage-Backed Securities ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.angeloakcapital.com
Performance Availability Phone [Text]	(855) 751-4324